                                  THE UBS FUNDS

                Supplement to Statement of Additional Information
                             dated October 28, 2003

                                                                 January 5, 2004

Dear Investor,

     The purpose of this  supplement  is to update the  Statement of  Additional
Information ("SAI") with respect to the reduction in the investment advisory fee to be paid by UBS Global Equity Fund at certain  asset levels.  Prior to January
1, 2004,  the Fund paid an investment  advisory fee of 0.75% to UBS Global Asset
Management (Americas) Inc. (the "Advisor").  Effective January 1, 2004, the Fund
will pay the Advisor an  advisory  fee  according  to the  following  breakpoint schedule:

          Asset Under Management                             Advisory Fee

          $0-250 million                                         0.75%
          On the next $250 to $500 million                       0.70%
          On the next $500 million to $1 billion                 0.68%
          Above $1billion                                        0.65%

     Therefore,  reference  to the  monthly  fee  payable to the  Advisor by UBS
Global Equity Fund in the fourth paragraph on page 54 of the SAI, in the section
entitled  "Investment  Advisory,   Principal   Underwriting  and  Other  Service
Arrangements - Advisor" is deleted,  and the following  language is added at the end of the paragraph:

          Prior to January 1, 2004, the Advisor received a monthly fee amounting to 0.75% of the average  daily net assets of UBS Global  Equity  Fund.
          Effective January 1, 2004, the Advisor is entitled to a monthly fee of
          UBS Global Equity Fund's  average daily net assets in accordance  with the following breakpoint schedule:  0.75% on the first $0-250 million;
          0.70% on the next $250 to $500 million; 0.68% on the next $500 million to $1 billion; and 0.65% above $1 billion.

                                                                 Item No. ZS-229